INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The Company’s provision for income taxes consists of the following for the years ended December 31, 2017 and 2016:

	2017	2016

Current income tax provision (benefit)
Federal	$-	$-
State	-	-
Foreign	98,605	-
Total	98,605	-

Deferred income tax provision (benefit)
Federal	4,816,966	(443,227)
State	771,423	(70,990)
Foreign	-	-
Total	5,588,389	(514,217)

Change in valuation allowance	(5,588,389)	514,217

Total provision (benefit) for income taxes	$98,605	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets at December 31, 2017 and 2016 and related valuation allowances are presented below:

	Year ended December 31,
	2017	2016
Deferred tax assets:
Net operating loss carryforwards	$13,045,000	$18,229,000
Research and experimentation tax credit carryforward	2,268,000	2,263,000
Foreign tax credit carryforward	99,000	-
Charitable contribution carryforward	4,000	2,000
Accrued expenses and deferred revenue	439,000	643,000
Depreciation and amortization	(1,000)	-
Share-based compensation	840,000	1,145,000
	16,694,000	22,282,000

Less: valuation allowance	(16,694,000)	(22,282,000)

Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The provision for income taxes on earnings subject to income taxes differs from the statutory federal rate for the years ended December 31, 2017 and 2016, due to the following:

	2017	2016
Federal tax benefit, at statutory rate	34.00%	34.00%
State taxes, net of federal benefit	5.45%	5.45%
Foreign taxes	25.61%	0.00%
Change in fair value of derivative liabilities	-204.92%	-320.60%
Share-based compensation	13.56%	34.57%
Other permanent differences and other	16.60%	24.01%
Research and experimental tax credits	-0.57%	-1.88%
Foreign tax credits	-25.61%	0.00%
Change in federal tax rate due to Tax Cuts and Jobs Act	1612.67%	0.00%
Change in valuation allowance	-1451.18%	224.45%

	25.61%	0.00%